FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11 – FAIR VALUE MEASUREMENTS

As of March 31, 2026 and 2025, the carrying amounts of cash and cash equivalents, trade receivables, accounts payable, short-term loans and other qualifying short-term financial instruments approximate their fair values because of their short-term maturities.

	Fair Value Measurements as of March 31, 2026
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2026
Liability
Bond, including current portion of bonds	-	¥45,597	-	¥45,597
Long-term debt, including current portion of long-term debt	-	15,428,782	-	15,428,782
Total	-	¥15,474,379	-	¥15,474,379

	Fair Value Measurements as of March 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2025
Liability
Bond, including current portion of bonds	-	¥28,620	-	¥28,620
Long-term debt, including current portion of long-term debt	-	10,843,898	-	10,843,898
Total	-	¥10,872,518	-	¥10,872,518

Long-term debt

The Group’s long-term debt instruments are classified as Level 2 instruments and valued based on the present value of future cash flows associated with each instrument discounted using current market borrowing rates for similar debt instruments of comparable maturity. The levels are more fully described in Note 2.